Leases (Details 3)	9 Months Ended
Sep. 30, 2022 USD ($)
Leases
Sale price	$ 6,389,816
Selling costs	(230,960)
Carrying value of building	(6,413,329)
Loss on disposal of assets	$ (254,473)